SHARE CAPITAL (Summary of the Number of Options Outstanding and Options Exercisable Under the Plan) (Details) - Share options [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based compensation [Line Items]
Number of options outstanding at end of year	1,875,101
Number of options exercisable at end of year	715,775
0.048-1.312 [Member]
Share-based compensation [Line Items]
Exercise price range, minimum | $ / shares	$ 0.048
Maximum Exercise price (in dollars per share) | $ / shares	$ 1.312
Number of options outstanding at end of year	298,125
Weighted average remaining contractual life	3 years 10 months 24 days
Number of options exercisable at end of year	298,125
Weighted average remaining contractual life	3 years 10 months 24 days
1.92 [Member]
Share-based compensation [Line Items]
Exercise prices per share USD | $ / shares	$ 1.92
Number of options outstanding at end of year	345,475
Weighted average remaining contractual life	6 years 2 months 23 days
Number of options exercisable at end of year	283,912
Weighted average remaining contractual life	5 years 9 months 18 days
5.46-5.88 [Member]
Share-based compensation [Line Items]
Exercise price range, minimum | $ / shares	$ 5.46
Maximum Exercise price (in dollars per share) | $ / shares	$ 5.88
Number of options outstanding at end of year	279,250
Weighted average remaining contractual life	8 years 11 months 23 days
Number of options exercisable at end of year	96,300
Weighted average remaining contractual life	8 years 11 months 23 days
6.77 [Member]
Share-based compensation [Line Items]
Exercise prices per share USD | $ / shares	$ 6.77
Number of options outstanding at end of year	153,000
Weighted average remaining contractual life	9 years 7 days
Number of options exercisable at end of year	20,250
Weighted average remaining contractual life	9 years
7.13-7.984 [Member]
Share-based compensation [Line Items]
Exercise price range, minimum | $ / shares	$ 7.13
Maximum Exercise price (in dollars per share) | $ / shares	$ 7.984
Number of options outstanding at end of year	648,751
Weighted average remaining contractual life	9 years 6 months 7 days
Number of options exercisable at end of year	17,188
Weighted average remaining contractual life	6 years 7 months 17 days
10.80-11.86 [Member]
Share-based compensation [Line Items]
Exercise price range, minimum | $ / shares	$ 10.80
Maximum Exercise price (in dollars per share) | $ / shares	$ 11.86
Number of options outstanding at end of year	150,500
Weighted average remaining contractual life	9 years 7 months 6 days
Number of options exercisable at end of year
Weighted average remaining contractual life